COMMITMENTS AND CONTINGENCIES - Lease Obligations (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026 JPY (¥) item	Jun. 30, 2025 JPY (¥) item	Jun. 30, 2024 JPY (¥)
COMMITMENTS AND CONTINGENCIES
Revenue	¥ 18,174,206	¥ 18,842,663	¥ 18,950,683
Cash paid for the amounts included in the measurement of lease liabilities for operating leases	¥ 243,896	¥ 90,016	81,284
Weighted-average discount rate (as a percent)	4.00%	3.00%
Weighted-average remaining life (years0	12 years 10 months 24 days	6 years 7 months 6 days
Real estate
COMMITMENTS AND CONTINGENCIES
Revenue	¥ 17,460,826	¥ 18,307,409	18,487,074
Cost of sales	¥ 14,921,029	¥ 14,756,750	15,721,271
Land and a building located in Tokyo, Japan
COMMITMENTS AND CONTINGENCIES
Number of sale and leaseback transactions | item	3	3
Aggregate sales price	¥ 2,577,000	¥ 2,670,967
Cost of sales	1,632,077	1,785,544
Land and a building located in Tokyo, Japan | Real estate
COMMITMENTS AND CONTINGENCIES
Revenue	¥ 2,577,000	¥ 2,670,967
Land and a building located in Tokyo, Japan | Minimum
COMMITMENTS AND CONTINGENCIES
Sale and leaseback transaction term (in years)	3 years	3 years
Land and a building located in Tokyo, Japan | Maximum
COMMITMENTS AND CONTINGENCIES
Sale and leaseback transaction term (in years)	20 years	10 years
General and administrative expense
COMMITMENTS AND CONTINGENCIES
Operating lease cost	¥ 241,575	¥ 87,709	¥ 79,048
General and administrative expense | Land and a building located in Tokyo, Japan
COMMITMENTS AND CONTINGENCIES
Sales commission	¥ 56,618	¥ 42,216